Cover	Jan. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2024
Entity File Number	001-39379
Entity Registrant Name	COMSOVEREIGN HOLDING CORP.
Entity Central Index Key	0001178727
Entity Tax Identification Number	46-5538504
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6890 E Sunrise Drive
Entity Address, Address Line Two	Suite 120-506
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	75254
City Area Code	206
Local Phone Number	796-0173
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COMS
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	COMSW
9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	COMSP